Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The following table presents the changes in goodwill by operating segment:

(in millions)	Life Insurance	Corporate and Other Operations	Total
Balance at January 1, 2020
Goodwill - gross	$231	$54	$285
Accumulated impairments	(67)	(10)	(77)
Net goodwill	164	44	208
Increase (decrease) due to:
Dispositions	—	—	—
Other*	10	—	10
Balance at December 31, 2020:
Goodwill - gross	241	54	295
Accumulated impairments	(67)	(10)	(77)
Net goodwill	174	44	218
Increase (decrease) due to:
Dispositions	—	(21)	(21)
Other*	(5)	—	(5)
Balance at December 31, 2021:
Goodwill - gross	236	33	269
Accumulated impairments	(67)	(10)	(77)
Net goodwill	169	23	192
Increase (decrease) due to:
Dispositions	—	—	—
Other*	(16)	(1)	(17)
Balance at December 31, 2022:
Goodwill - gross	220	32	252
Accumulated impairments	(67)	(10)	(77)
Net goodwill	$153	$22	$175
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*Other primarily relates to changes in foreign currencies.

Schedule of Finite-Lived Intangible Assets
The following table presents the changes in other intangible assets by operating segment:

(in millions)	Life Insurance	Corporate and Other Operations	Total
Other intangible assets
Balance at January 1, 2020	$24	$11	$35
Increase (decrease) due to:
Dispositions	—	—	—
Amortization	(4)	(2)	(6)
Other	3	(1)	2
Balance at December 31, 2020	$23	$8	$31
Increase (decrease) due to:
Dispositions	$—	$(5)	$(5)
Amortization	(4)	(3)	(7)
Other	(1)	—	(1)
Balance at December 31, 2021	$18	$—	$18
Increase (decrease) due to:
Dispositions	$—	$—	$—
Amortization	(4)	—	(4)
Other	(2)	—	(2)
Balance at December 31, 2022	$12	$—	$12